Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Pension plan [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	$ 487	$ (428)	$ (313)	$ 59	$ (684)
Net actuarial gains (losses) on plan assets	(178)	315	324	137	544
Changes in asset ceiling excluding interest income	(3)	1		(2)
Net remeasurement gains (losses) recognized in OCI	306	(112)	11	194	(140)
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	30	(29)	(22)	1	(48)
Net remeasurement gains (losses) recognized in OCI	$ 30	$ (29)	$ (22)	$ 1	$ (48)